CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, liquidation preference, value	$ 275,000	$ 275,000
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	874,300	874,300
Common stock, shares issued (in shares)	108,138	112,929
Common stock, shares outstanding (in shares)	108,138	112,929
Asset Pledged as Collateral with Right
Residential whole loans, fair value	$ 5,305,349	$ 1,216,902
Asset Pledged as Collateral
Financial agreements held at fair value	3,266,773	3,366,772
Non-Agency MBS Transfered to Consolidated VIEs
Residential whole loans, at carrying value	$ 3,000,000	$ 1,800,000
Series B Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	8,050	8,050
Preferred stock, dividend rate	7.50%	7.50%
Preferred stock, shares issued (in shares)	8,000	8,000
Preferred stock, shares outstanding (in shares)	8,000	8,000
Preferred stock, liquidation preference, value	$ 200,000	$ 200,000
Series C Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	12,650	12,650
Preferred stock, dividend rate	6.50%	6.50%
Preferred stock, shares issued (in shares)	11,000	11,000
Preferred stock, shares outstanding (in shares)	11,000	11,000